Nuveen Global Equity Income Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 98 .9 % X 123,672,335
Automobiles & Components - 1.2%
46,196 General Motors Co $ 1,523,082
Total Automobiles & Components 1,523,082
Banks - 12.6%
49,360 Fifth Third Bancorp 1,250,289
16,015 JPMorgan Chase & Co 2,322,495
341,386 Nordea Bank Abp 3,747,868
235,620 Oversea-Chinese Banking Corp Ltd 2,203,530
104,200 Sumitomo Mitsui Trust Holdings Inc 3,922,820
57,421 Wells Fargo & Co 2,346,222
Total Banks 15,793,224
Capital Goods - 9.7%
13,586 Airbus SE 1,818,465
8,673 Eaton Corp PLC 1,849,778
10,221 General Dynamics Corp 2,258,534
175,300 Mitsubishi Electric Corp 2,165,737
62,400 Mitsui & Co Ltd 2,263,244
12,155 Siemens AG 1,737,055
Total Capital Goods 12,092,813
Consumer Durables & Apparel - 1.1%
3,021 Kering SA 1,372,630
Total Consumer Durables & Apparel 1,372,630
Consumer Services - 1.1%
30,269 Las Vegas Sands Corp 1,387,531
Total Consumer Services 1,387,531
Consumer Staples Distribution & Retail - 2.4%
18,510 Walmart Inc 2,960,304
Total Consumer Staples Distribution & Retail 2,960,304
Energy - 8.8%
40,860 Baker Hughes Co 1,443,175
19,215 Chevron Corp 3,240,033
109,613 Enterprise Products Partners LP 3,000,108
103,567 Shell PLC 3,282,475
Total Energy 10,965,791
Financial Services - 2.7%
19,432 Deutsche Boerse AG 3,355,844
Total Financial Services 3,355,844
Food, Beverage & Tobacco - 3.9%
31,047 Coca-Cola Co/The 1,738,011
36,115 Heineken NV 3,183,953
Total Food, Beverage & Tobacco 4,921,964

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Shares Description (a) Value
Health Care Equipment & Services - 5.6%
3,886 Elevance Health Inc $ 1,692,042
7,057 Humana Inc 3,433,372
23,137 Medtronic PLC 1,813,015
Total Health Care Equipment & Services 6,938,429
Household & Personal Products - 3.6%
53,290 Kao Corp 1,975,193
126,034 Kenvue Inc 2,530,763
Total Household & Personal Products 4,505,956
Insurance - 6.5%
7,589 Allianz SE 1,806,001
7,894 Everest Group Ltd 2,933,963
48,275 NN Group NV 1,547,608
4,152 Zurich Insurance Group AG 1,899,770
Total Insurance 8,187,342
Materials - 5.8%
91,060 BHP Group Ltd 2,557,949
38,640 DuPont de Nemours Inc 2,882,158
29,181 Nutrien Ltd 1,802,100
Total Materials 7,242,207
Media & Entertainment - 2.5%
28,853 Comcast Corp, Class A 1,279,342
23,944 Publicis Groupe SA 1,812,384
Total Media & Entertainment 3,091,726
Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
12,406 AbbVie Inc 1,849,238
39,688 AstraZeneca PLC, Sponsored ADR 2,687,671
25,968 Gilead Sciences Inc 1,946,042
5,853 Johnson & Johnson 911,605
28,701 Sanofi 3,081,777
15,062 UCB SA 1,233,717
Total Pharmaceuticals, Biotechnology & Life Sciences 11,710,050
Semiconductors & Semiconductor Equipment - 5.1%
3,855 Broadcom Inc 3,201,886
36,557 Intel Corp 1,299,602
83,000 MediaTek Inc 1,897,617
Total Semiconductors & Semiconductor Equipment 6,399,105
Software & Services - 3.6%
8,260 Capgemini SE 1,441,319
29,201 Oracle Corp 3,092,970
Total Software & Services 4,534,289
Technology Hardware & Equipment - 2.7%
30,016 Cisco Systems Inc 1,613,660
44,614 Samsung Electronics Co Ltd 1,797,340
Total Technology Hardware & Equipment 3,411,000
Telecommunication Services - 3.2%
127,046 AT&T Inc 1,908,231
185,848 Telenor ASA 2,107,635
Total Telecommunication Services 4,015,866

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Transportation - 2.0%
60,862 DHL Group $ 2,469,507
Total Transportation 2,469,507
Utilities - 5.4%
55,791 Dominion Energy Inc 2,492,184
287,337 Enel SpA 1,762,164
113,310 Engie SA 1,737,740
67,026 National Grid PLC 801,587
Total Utilities 6,793,675
Total Common Stocks
(cost $107,043,688) 123,672,335
Shares Description (a) Value
X –
WARRANTS - 0 .8 % X 967,678
Financial Services - 0.8%
45,590 Merrill Lynch International & Co CV $ 967,678
Total Financial Services 967,678
Total Warrants
(cost $1,079,995) 967,678
Total Long-Term Investments
(cost $108,123,683) 124,640,013
Other Assets & Liabilities, Net -  0.3% 356,986
Net Assets - 100% $ 124,996,999
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 64,689,406 $ 58,982,929 $ – $ 123,672,335
Warrants – 967,678 – 967,678
Total
$ 64,689,406 $ 59,950,607 $ – $ 124,640,013

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt

Nuveen Multi Cap Value Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 94.5%
X –
COMMON STOCKS - 94 .5 % X 173,931,095
Automobiles & Components - 2.0%
109,330 General Motors Co $ 3,604,610
Total Automobiles & Components 3,604,610
Banks - 7.9%
111,791 Bank of NT Butterfield & Son Ltd/The 3,027,300
79,073 Citigroup Inc 3,252,273
28,079 JPMorgan Chase & Co 4,072,017
102,934 Wells Fargo & Co 4,205,883
Total Banks 14,557,473
Capital Goods - 12.6%
20,156 Curtiss-Wright Corp 3,943,118
136,823 Flowserve Corp 5,441,451
19,662 General Dynamics Corp 4,344,712
10,566 Honeywell International Inc 1,951,963
7,325 Hubbell Inc 2,295,728
96,721 nVent Electric PLC 5,125,246
Total Capital Goods 23,102,218
Consumer Discretionary Distribution & Retail - 1.1%
124,344 American Eagle Outfitters Inc 2,065,354
Total Consumer Discretionary Distribution & Retail 2,065,354
Consumer Durables & Apparel - 1.1%
27,382 PulteGroup Inc 2,027,637
Total Consumer Durables & Apparel 2,027,637
Consumer Services - 1.0%
61,136 (b) Brinker International Inc 1,931,286
Total Consumer Services 1,931,286
Consumer Staples Distribution & Retail - 2.7%
30,808 Walmart Inc 4,927,123
Total Consumer Staples Distribution & Retail 4,927,123
Energy - 11.4%
110,725 Baker Hughes Co 3,910,807
10,930 Cheniere Energy Inc 1,813,943
25,580 Chesapeake Energy Corp 2,205,763
24,217 Hess Corp 3,705,201
167,788 Permian Resources Corp 2,342,321
107,927 Shell PLC, ADR 6,948,340
Total Energy 20,926,375
Equity Real Estate Investment Trusts (REITs) - 2.5%
59,817 American Homes 4 Rent, Class A 2,015,235
72,622 STAG Industrial Inc 2,506,185
Total Equity Real Estate Investment Trusts (REITs) 4,521,420
Financial Services - 7.0%
49,908 (c) B Riley Financial Inc 2,045,729
35,312 Discover Financial Services 3,059,079
30,023 (b) Fiserv Inc 3,391,398

Nuveen Multi Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Shares Description (a) Value
Financial Services (continued)
27,018 Morgan Stanley $ 2,206,560
31,446 State Street Corp 2,105,624
Total Financial Services 12,808,390
Health Care Equipment & Services - 4.9%
7,923 Elevance Health Inc 3,449,833
4,615 Humana Inc 2,245,290
42,423 Medtronic PLC 3,324,266
Total Health Care Equipment & Services 9,019,389
Household & Personal Products - 2.9%
269,897 Kenvue Inc 5,419,532
Total Household & Personal Products 5,419,532
Insurance - 4.1%
6,317 Aon PLC, Class A 2,048,097
28,482 Globe Life Inc 3,096,848
12,590 RenaissanceRe Holdings Ltd 2,491,813
Total Insurance 7,636,758
Materials - 4.3%
60,910 DuPont de Nemours Inc 4,543,277
32,890 Innospec Inc 3,361,358
Total Materials 7,904,635
Media & Entertainment - 5.1%
23,935 (b) Alphabet Inc, Class A 3,132,134
40,334 Comcast Corp, Class A 1,788,409
81,247 (b) TripAdvisor Inc 1,347,075
19,573 (b) Walt Disney Co/The 1,586,392
149,737 (b) Warner Bros Discovery Inc 1,626,144
Total Media & Entertainment 9,480,154
Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
21,038 AbbVie Inc 3,135,924
690,217 (b) ADMA Biologics Inc 2,470,977
44,075 AstraZeneca PLC, Sponsored ADR 2,984,759
4,511 (b) Bio-Rad Laboratories Inc, Class A 1,616,968
45,524 Gilead Sciences Inc 3,411,569
58,371 Sanofi, ADR 3,131,020
Total Pharmaceuticals, Biotechnology & Life Sciences 16,751,217
Semiconductors & Semiconductor Equipment - 2.0%
66,020 (b) Rambus Inc 3,683,256
Total Semiconductors & Semiconductor Equipment 3,683,256
Software & Services - 6.2%
135,079 Gen Digital Inc 2,388,197
43,935 Oracle Corp 4,653,595
95,145 (b) Teradata Corp 4,283,428
Total Software & Services 11,325,220
Technology Hardware & Equipment - 0.8%
77,148 (b) Viasat Inc 1,424,152
Total Technology Hardware & Equipment 1,424,152

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Shares Description (a) Value
Telecommunication Services - 1.0%
127,578 AT&T Inc $ 1,916,222
Total Telecommunication Services 1,916,222
Utilities - 4.8%
42,838 Alliant Energy Corp 2,075,501
19,411 Constellation Energy Corp 2,117,352
61,554 Dominion Energy Inc 2,749,617
26,550 Pinnacle West Capital Corp 1,956,204
Total Utilities 8,898,674
Total Common Stocks
(cost $160,160,474) 173,931,095
Total Long-Term Investments
(cost $160,160,474) 173,931,095
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9% X –
1,571,182 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 1,571,182
Total Investments Purchased with Collateral from Securities Lending
(cost $1,571,182) 1,571,182
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 5.3%
X –
REPURCHASE AGREEMENTS - 5 .3% 9,702,396
$ 492 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $492,462,
collateralized by $698,300, U.S. Treasury Bond, 2.875%, due
05/15/2052, value $502,285
1.600% 10/02/23 $ 492,396
9,210 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $9,214,052,
collateralized by $12,982,000, U.S. Treasury Bond, 2.875%,
due 05/15/2049, value $9,394,201
5.280% 10/02/23 9,210,000
Total Repurchase Agreements
(cost $9,702,396) 9,702,396
Total Short-Term Investments
(cost $9,702,396) 9,702,396
Total Investments (cost $ 171,434,052 ) - 100 .7% 185,204,673
Other Assets & Liabilities, Net -  (0.7)% (1,231,833)
Net Assets - 100% $ 183,972,840

Nuveen Multi Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 173,931,095 $ – $ – $ 173,931,095
Investments Purchased with Collateral from
Securities Lending 1,571,182 – – 1,571,182
Short-Term Investments:
Repurchase Agreements – 9,702,396 – 9,702,396
Total
$ 175,502,277 $ 9,702,396 $ – $ 185,204,673
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,500,890.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Large Cap Value Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.6%
X –
COMMON STOCKS - 99 .6 % X 18,773,340
Automobiles & Components - 2.2%
12,771 General Motors Co $ 421,060
Total Automobiles & Components 421,060
Banks - 7.3%
9,074 Citigroup Inc 373,213
3,495 JPMorgan Chase & Co 506,845
12,186 Wells Fargo & Co 497,920
Total Banks 1,377,978
Capital Goods - 12.9%
1,268 Eaton Corp PLC 270,439
11,428 Flowserve Corp 454,492
2,263 General Dynamics Corp 500,055
1,102 Honeywell International Inc 203,583
838 Hubbell Inc 262,638
9,414 nVent Electric PLC 498,848
3,417 Raytheon Technologies Corp 245,921
Total Capital Goods 2,435,976
Consumer Durables & Apparel - 1.1%
2,874 PulteGroup Inc 212,820
Total Consumer Durables & Apparel 212,820
Consumer Staples Distribution & Retail - 2.7%
3,219 Walmart Inc 514,815
Total Consumer Staples Distribution & Retail 514,815
Energy - 10.8%
11,538 Baker Hughes Co 407,522
1,344 Cheniere Energy Inc 223,050
2,671 Chesapeake Energy Corp 230,321
2,870 Hess Corp 439,110
11,279 Shell PLC, ADR 726,142
Total Energy 2,026,145
Equity Real Estate Investment Trusts (Reits) - 1.8%
3,299 Alexandria Real Estate Equities Inc 330,230
Total Equity Real Estate Investment Trusts (Reits) 330,230
Financial Services - 8.4%
3,688 Discover Financial Services 319,492
4,067 (b) Fiserv Inc 459,408
4,927 KKR & Co Inc 303,503
3,125 Morgan Stanley 255,219
3,702 State Street Corp 247,886
Total Financial Services 1,585,508
Food, Beverage & Tobacco - 1.4%
4,794 Coca-Cola Co/The 268,368
Total Food, Beverage & Tobacco 268,368

Nuveen Large Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Shares Description (a) Value
Health Care Equipment & Services - 6.6%
839 Elevance Health Inc $ 365,317
583 Humana Inc 283,641
4,786 Medtronic PLC 375,031
1,779 Quest Diagnostics Inc 216,789
Total Health Care Equipment & Services 1,240,778
Household & Personal Products - 3.0%
28,005 Kenvue Inc 562,340
Total Household & Personal Products 562,340
Insurance - 6.3%
5,455 American International Group Inc 330,573
798 Aon PLC, Class A 258,728
3,050 Globe Life Inc 331,626
1,328 RenaissanceRe Holdings Ltd 262,838
Total Insurance 1,183,765
Materials - 4.6%
4,186 BHP Group Ltd, Sponsored ADR 238,100
6,695 DuPont de Nemours Inc 499,380
2,684 Olin Corp 134,146
Total Materials 871,626
Media & Entertainment - 6.1%
3,475 (b) Alphabet Inc, Class A 454,738
4,863 Comcast Corp, Class A 215,625
6,644 (b) TripAdvisor Inc 110,158
2,255 (b) Walt Disney Co/The 182,768
16,645 (b) Warner Bros Discovery Inc 180,765
Total Media & Entertainment 1,144,054
Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
2,250 AbbVie Inc 335,385
5,731 AstraZeneca PLC, Sponsored ADR 388,103
561 (b) Bio-Rad Laboratories Inc, Class A 201,090
6,007 Gilead Sciences Inc 450,165
6,932 Sanofi, ADR 371,833
Total Pharmaceuticals, Biotechnology & Life Sciences 1,746,576
Semiconductors & Semiconductor Equipment - 2.3%
12,224 Intel Corp 434,563
Total Semiconductors & Semiconductor Equipment 434,563
Software & Services - 4.1%
14,672 Gen Digital Inc 259,401
4,814 Oracle Corp 509,899
Total Software & Services 769,300
Technology Hardware & Equipment - 2.1%
4,159 Seagate Technology Holdings PLC 274,286
6,953 (b) Viasat Inc 128,352
Total Technology Hardware & Equipment 402,638
Telecommunication Services - 1.3%
16,238 AT&T Inc 243,895
Total Telecommunication Services 243,895

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Utilities - 5.3%
4,782 Alliant Energy Corp $ 231,688
6,464 Dominion Energy Inc 288,747
8,752 FirstEnergy Corp 299,143
2,461 Pinnacle West Capital Corp 181,327
Total Utilities 1,000,905
Total Common Stocks
(cost $14,146,147) 18,773,340
Total Long-Term Investments
(cost $14,146,147) 18,773,340
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0% X –
236 (c) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(d) $ 236
Total Investments Purchased with Collateral from Securities Lending
(cost $236) 236
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.6%
X –
REPURCHASE AGREEMENTS - 0 .6% 120,000
$ 120 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $120,053,
collateralized $153,700, U.S. Treasury Bond, 3.375%, due
11/15/2048, value $122,248
5.280% 10/02/23 $ 120,000
Total Repurchase Agreements
(cost $120,000) 120,000
Total Short-Term Investments
(cost $120,000) 120,000
Total Investments (cost $ 14,266,383 ) - 100 .2% 18,893,576
Other Assets & Liabilities, Net -  (0.2)% (39,287)
Net Assets - 100% $ 18,854,289

Nuveen Large Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 18,773,340 $ – $ – $ 18,773,340
Investments Purchased with Collateral from
Securities Lending 236 – – 236
Short-Term Investments:
Repurchase Agreements – 120,000 – 120,000
Total
$ 18,773,576 $ 120,000 $ – $ 18,893,576
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Small/Mid Cap Value Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 96.1%
X –
COMMON STOCKS - 96 .1 % X 105,801,346
Automobiles & Components - 4.6%
68,361 (b) Atmus Filtration Technologies Inc $ 1,425,327
58,386 BorgWarner Inc 2,357,043
98,947 (b) Goodyear Tire & Rubber Co/The 1,229,911
Total Automobiles & Components 5,012,281
Banks - 6.3%
231,054 New York Community Bancorp Inc 2,620,152
109,015 Old National Bancorp/IN 1,585,078
20,045 Prosperity Bancshares Inc 1,094,056
24,590 SouthState Corp 1,656,383
Total Banks 6,955,669
Capital Goods - 18.6%
25,551 AECOM 2,121,755
27,051 BWX Technologies Inc 2,028,284
25,277 Crane Co 2,245,609
15,061 Curtiss-Wright Corp 2,946,383
23,980 EnerSys 2,270,187
64,033 Flowserve Corp 2,546,592
5,864 Hubbell Inc 1,837,836
18,236 ITT Inc 1,785,487
51,546 nVent Electric PLC 2,731,423
Total Capital Goods 20,513,556
Commercial & Professional Services - 1.4%
4,812 (b) CACI International Inc, Class A 1,510,631
Total Commercial & Professional Services 1,510,631
Consumer Discretionary Distribution & Retail - 1.0%
19,355 Advance Auto Parts Inc 1,082,525
Total Consumer Discretionary Distribution & Retail 1,082,525
Consumer Services - 3.2%
35,650 (b) Brinker International Inc 1,126,184
36,344 (b) Dave & Buster's Entertainment Inc 1,347,272
15,095 (b) Light & Wonder Inc 1,076,726
Total Consumer Services 3,550,182
Consumer Staples Distribution & Retail - 1.0%
16,148 (b) BJ's Wholesale Club Holdings Inc 1,152,483
Total Consumer Staples Distribution & Retail 1,152,483
Energy - 7.5%
96,094 Antero Midstream Corp 1,151,206
49,922 Atlas Energy Solutions Inc, Class A 1,109,766
20,388 Chesapeake Energy Corp 1,758,058
68,600 NOV Inc 1,433,740
197,296 Permian Resources Corp 2,754,252
Total Energy 8,207,022

Nuveen Small/Mid Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Shares Description (a) Value
Equity Real Estate Investment Trusts (Reits) - 6.2%
38,193 Iron Mountain Inc $ 2,270,574
175,795 SITE Centers Corp 2,167,552
70,640 STAG Industrial Inc 2,437,787
Total Equity Real Estate Investment Trusts (Reits) 6,875,913
Equity Real Estate Investment Trusts (REITs) - 1.4%
46,255 American Homes 4 Rent, Class A 1,558,331
Total Equity Real Estate Investment Trusts (REITs) 1,558,331
Financial Services - 8.8%
516,917 BGC Group Inc, Class A 2,729,322
68,176 Carlyle Group Inc/The 2,056,188
14,655 (b) Euronet Worldwide Inc 1,163,314
16,126 FirstCash Holdings Inc 1,618,728
34,400 Stifel Financial Corp 2,113,536
Total Financial Services 9,681,088
Health Care Equipment & Services - 2.3%
18,590 (b) Acadia Healthcare Co Inc 1,307,063
16,782 (b) QuidelOrtho Corp 1,225,757
Total Health Care Equipment & Services 2,532,820
Household & Personal Products - 1.4%
38,284 (b) BellRing Brands Inc 1,578,449
Total Household & Personal Products 1,578,449
Insurance - 6.5%
29,360 Axis Capital Holdings Ltd 1,655,023
5,745 Everest Group Ltd 2,135,244
14,137 Globe Life Inc 1,537,116
17,353 Selective Insurance Group Inc 1,790,309
Total Insurance 7,117,692
Materials - 6.1%
6,337 Avery Dennison Corp 1,157,580
22,389 Materion Corp 2,281,663
29,100 Olin Corp 1,454,418
7,081 Reliance Steel & Aluminum Co 1,856,850
Total Materials 6,750,511
Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
735,507 (b) ADMA Biologics Inc 2,633,115
2,933 (b) Bio-Rad Laboratories Inc, Class A 1,051,334
69,200 (b) Exelixis Inc 1,512,020
9,137 (b) United Therapeutics Corp 2,063,774
Total Pharmaceuticals, Biotechnology & Life Sciences 7,260,243
Semiconductors & Semiconductor Equipment - 2.2%
43,720 (b) Rambus Inc 2,439,139
Total Semiconductors & Semiconductor Equipment 2,439,139
Software & Services - 3.6%
11,900 Amdocs Ltd 1,005,431
64,547 (b) Teradata Corp 2,905,906
Total Software & Services 3,911,337

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Technology Hardware & Equipment - 3.1%
40,313 (b) Ciena Corp $ 1,905,192
22,780 Seagate Technology Holdings PLC 1,502,341
Total Technology Hardware & Equipment 3,407,533
Utilities - 4.3%
12,061 IDACORP Inc 1,129,513
37,270 NiSource Inc 919,824
43,823 OGE Energy Corp 1,460,620
16,205 Pinnacle West Capital Corp 1,193,984
Total Utilities 4,703,941
Total Common Stocks
(cost $98,423,479) 105,801,346
Total Long-Term Investments
(cost $98,423,479) 105,801,346
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 3.8%
X –
REPURCHASE AGREEMENTS - 3 .8 % X 4,171,623
$ 212 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $211,651,
collateralized $300,100, U.S. Treasury Bond, 2.875%, due
11/15/2052, value $215,861
1.600% 10/02/23 $ 211,623
3,960 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $3,961,742,
collateralized $5,070,200, U.S. Treasury Bond, 3.375%, due
11/15/2048, value $4,039,256
5.280% 10/02/23 3,960,000
Total Repurchase Agreements
(cost $4,171,623) 4,171,623
Total Short-Term Investments
(cost $4,171,623) 4,171,623
Total Investments (cost $ 102,595,102 ) - 99 .9% 109,972,969
Other Assets & Liabilities, Net -  0.1% 115,951
Net Assets - 100% $ 110,088,920

Nuveen Small/Mid Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 105,801,346 $ – $ – $ 105,801,346
Short-Term Investments:
Repurchase Agreements – 4,171,623 – 4,171,623
Total
$ 105,801,346 $ 4,171,623 $ – $ 109,972,969
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust

Nuveen Small Cap Value Opportunities Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 96.7%
X –
COMMON STOCKS - 96 .7 % X 176,775,598
Automobiles & Components - 2.5%
116,311 (b) Atmus Filtration Technologies Inc $ 2,425,084
167,436 (b) Goodyear Tire & Rubber Co/The 2,081,230
Total Automobiles & Components 4,506,314
Banks - 13.6%
142,648 Amalgamated Financial Corp 2,456,399
160,431 Columbia Banking System Inc 3,256,749
142,865 Heritage Financial Corp/WA 2,330,128
92,041 OFG Bancorp 2,748,344
210,075 Old National Bancorp/IN 3,054,491
144,311 Seacoast Banking Corp of Florida 3,169,070
52,734 SouthState Corp 3,552,162
40,375 (b) Texas Capital Bancshares Inc 2,378,087
68,125 United Bankshares Inc/WV 1,879,569
Total Banks 24,824,999
Capital Goods - 16.7%
47,509 BWX Technologies Inc 3,562,225
43,559 Crane Co 3,869,782
16,867 Curtiss-Wright Corp 3,299,691
41,309 EnerSys 3,910,723
122,958 Flowserve Corp 4,890,040
216,079 Mueller Water Products Inc, Class A 2,739,882
24,074 (b) MYR Group Inc 3,244,212
95,747 nVent Electric PLC 5,073,633
Total Capital Goods 30,590,188
Consumer Discretionary Distribution & Retail - 1.0%
34,138 Advance Auto Parts Inc 1,909,338
Total Consumer Discretionary Distribution & Retail 1,909,338
Consumer Services - 7.2%
278,628 (b) Accel Entertainment Inc 3,050,976
60,493 (b) Dave & Buster's Entertainment Inc 2,242,475
28,284 (b) Light & Wonder Inc 2,017,498
193,007 Perdoceo Education Corp 3,300,420
58,098 (b) Stride Inc 2,616,153
Total Consumer Services 13,227,522
Energy - 10.2%
239,912 Antero Midstream Corp 2,874,146
100,870 Atlas Energy Solutions Inc, Class A 2,242,340
188,980 Magnolia Oil & Gas Corp, Class A 4,329,532
457,867 Permian Resources Corp 6,391,823
30,191 (b) Weatherford International PLC 2,727,153
Total Energy 18,564,994
Equity Real Estate Investment Trusts (Reits) - 5.4%
67,983 Getty Realty Corp 1,885,168
307,591 SITE Centers Corp 3,792,597
123,380 STAG Industrial Inc 4,257,844
Total Equity Real Estate Investment Trusts (Reits) 9,935,609

Nuveen Small Cap Value Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Shares Description (a) Value
Financial Services - 7.4%
128,859 (b) AssetMark Financial Holdings Inc $ 3,231,784
871,501 BGC Group Inc, Class A 4,601,525
26,676 FirstCash Holdings Inc 2,677,737
289,317 Perella Weinberg Partners 2,945,247
Total Financial Services 13,456,293
Food, Beverage & Tobacco - 1.0%
55,833 (b) Hostess Brands Inc 1,859,797
Total Food, Beverage & Tobacco 1,859,797
Health Care Equipment & Services - 1.1%
75,242 (b) Fulgent Genetics Inc 2,011,971
Total Health Care Equipment & Services 2,011,971
Household & Personal Products - 1.4%
64,015 (b) BellRing Brands Inc 2,639,338
Total Household & Personal Products 2,639,338
Insurance - 3.3%
45,307 Axis Capital Holdings Ltd 2,553,956
33,732 Selective Insurance Group Inc 3,480,130
Total Insurance 6,034,086
Materials - 3.3%
18,426 Innospec Inc 1,883,137
40,163 Materion Corp 4,093,012
Total Materials 5,976,149
Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
1,297,555 (b) ADMA Biologics Inc 4,645,247
35,677 (b) Halozyme Therapeutics Inc 1,362,862
99,360 (b) ImmunoGen Inc 1,576,843
47,536 (b) Prestige Consumer Healthcare Inc 2,718,584
13,045 (b) United Therapeutics Corp 2,946,474
Total Pharmaceuticals, Biotechnology & Life Sciences 13,250,010
Real Estate Management & Development - 1.3%
166,327 Kennedy-Wilson Holdings Inc 2,451,660
Total Real Estate Management & Development 2,451,660
Semiconductors & Semiconductor Equipment - 2.3%
74,731 (b) Rambus Inc 4,169,243
Total Semiconductors & Semiconductor Equipment 4,169,243
Software & Services - 6.4%
125,908 (b) Cerence Inc 2,564,746
186,665 (b) PowerSchool Holdings Inc, Class A 4,229,829
107,097 (b) Teradata Corp 4,821,507
Total Software & Services 11,616,082
Technology Hardware & Equipment - 1.1%
203,152 (b) Harmonic Inc 1,956,354
Total Technology Hardware & Equipment 1,956,354

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Utilities - 4.3%
27,970 IDACORP Inc $ 2,619,390
40,518 MGE Energy Inc 2,775,888
39,933 SJW Group 2,400,373
Total Utilities 7,795,651
Total Common Stocks
(cost $148,022,916) 176,775,598
Total Long-Term Investments
(cost $148,022,916) 176,775,598
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 3.3%
X –
REPURCHASE AGREEMENTS - 3 .3 % X 6,043,701
$ 304 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $303,741,
collateralized $430,700, U.S. Treasury Bond, 2.875%, due
05/15/2052, value $309,801
1.600% 10/02/23 $ 303,701
5,740 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $5,742,526,
collateralized $8,090,900, U.S. Treasury Bond, 2.875%, due
05/15/2049, value $5,854,841
5.280% 10/02/23 5,740,000
Total Repurchase Agreements
(cost $6,043,701) 6,043,701
Total Short-Term Investments
(cost $6,043,701) 6,043,701
Total Investments (cost $ 154,066,617 ) - 100 .0% 182,819,299
Other Assets & Liabilities, Net -  0.0% 13,895
Net Assets - 100% $ 182,833,194

Nuveen Small Cap Value Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 176,775,598 $ – $ – $ 176,775,598
Short-Term Investments:
Repurchase Agreements – 6,043,701 – 6,043,701
Total
$ 176,775,598 $ 6,043,701 $ – $ 182,819,299
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust